Stockholders' Equity (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2015
Number of Options
Non-vested, Beginning Balance	37,500	17,500
Granted	1,437,500	195,000
Vested	(1,445,834)	(175,000)
Non-vested, Ending Balance	29,166	37,500
Weighted Average Grant Date Fair Value
Non-vested, Beginning Balance	$ 3.85	$ 3.11
Granted	7.00	5.09
Vested	7.00	5.06
Non-vested, Ending Balance	$ 3.85	$ 3.85